Convertible Notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 25, 2024
Convertible Notes [Line Items]
Per share (in Dollars per share)	$ 0.0001
Gross proceeds	$ 2,250,000
Convertible cash repayments
Convertible Notes issued on October 21, 2022 [Member]
Convertible Notes [Line Items]
Principal amount		$ 2,500,000
Interest rate	11.75%
Debt discount rate	10.00%
Convertible cash repayments
Amortization discount and issuance cost	$ 74,190